Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Receivables [Abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following as of September 26, 2015 and December 27, 2014:

	September 26,	December 27,
	2015	2014
Trade accounts receivable	$194,235	$131,060
Retention receivables	13,396	12,053
Receivables from related parties	705	333

Accounts receivable	208,336	143,446
Less: Allowance for doubtful accounts	(2,397)	(2,144)

Accounts receivable, net	$205,939	$141,302

Retention receivables are amounts earned by the Company but held by customers until paving and related service contracts and projects are near completion or fully completed. Amounts are expected to be billed and collected within one year.

(5) Accounts Receivable, Net

Accounts receivable, net consisted of the following as of December 27, 2014 and December 28, 2013:

	2014	2013
Trade accounts receivable	$131,060	$85,188
Retention receivables	12,053	15,966
Receivables from related parties	333	202

Accounts receivable	143,446	101,356
Less: Allowance for doubtful accounts	(2,144)	(2,019)

Accounts receivable, net	$141,302	$99,337

Retention receivables are amounts earned by the Company, but held by customers until projects have been fully completed or near completion. Amounts are expected to be billed and collected within a year.